Shareholder Fees - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO	Apr. 29, 2023 USD ($)
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Environment and Alternative Energy Fund
Shareholder Fees:
(fees paid directly from your investment)	none